Accounts Receivable - Aging of Accounts Receivable (Details) - Accounts receivable - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 146,028	$ 182,492
Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,336	15,588
Financial assets past due but not impaired | Past due 1 - 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,280	8,288
Financial assets past due but not impaired | Past due 31 - 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,642	2,413
Financial assets past due but not impaired | Past due 61 - 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,070	3,175
Financial assets past due but not impaired | Past due more than 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 3,344	$ 1,712